Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (193,122)	$ (12,454)	$ (225,789)	$ (43,157)	$ (55,373)	$ (47,869)
Other comprehensive income (loss), net of tax:
Change in net unrealized gains (losses) on available for sale investments, net of tax		(397)		(398)	(397)	175
Foreign currency translations adjustment, net of tax	303	(54)	228	(4)	42	(3)
Total comprehensive loss	$ (192,819)	$ (12,905)	$ (225,561)	$ (43,559)	$ (55,728)	$ (47,697)